FEDERAL INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2006
Effective Income Tax Rate Reconciliation, Deductions, Bad Debt				8.00%
Retained Earnings Not Recognized Federal Income Taxes	$ 5,200,000
Deferred Tax Liability Not Recognized, Cumulative Amount of Temporary Difference	1,800,000
Additions/(reductions) based on tax positions for the current year	(80,000)	(173,000)	80,000
Internal Revenue Service (Irs) [Member]
Tax Adjustments, Settlements, and Unusual Provisions		$ 1,300,000